Other assets and other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other assets and other liabilities
end of	2022	2021
Other assets (CHF million)
Cash collateral on derivative instruments	7,723	7,659
Cash collateral on non-derivative transactions	647	395
Derivative instruments used for hedging [1]	0	212
Assets held-for-sale	16,112	8,020
of which loans [2]	16,090	7,924
allowance for loans held-for-sale	(101)	(44)
of which real estate [3]	22	94
of which long-lived assets	0	2
Premises and equipment, net and right-of-use assets	6,929	7,305
Assets held for separate accounts	64	98
Interest and fees receivable	2,583	2,884
Deferred tax assets	305	3,707
Prepaid expenses	927	509
of which cloud computing arrangement implementation costs	72	52
Failed purchases	801	1,307
Defined benefit pension and post-retirement plan assets	4,117	4,215
Other	6,400	4,920
of which digital asset safeguarding assets	102	–
Other assets	46,608	41,231
1 Amounts shown after counterparty and cash collateral netting.
2 Included as of December 31, 2022 and 2021 were CHF 458 million and CHF 391 million, respectively, in restricted loans, which represented collateral on secured borrowings.
3
As of December 31, 2022 and 2021, real estate held-for-sale included foreclosed or repossessed real estate of CHF 21 million and CHF 8 million, respectively, of which CHF 21 million and CHF 8 million, respectively, were related to residential real estate.

end of	2022	2021
Other liabilities (CHF million)
Cash collateral on derivative instruments	2,036	5,533
Cash collateral on non-derivative transactions	431	528
Derivative instruments used for hedging [1]	154	10
Operating leases liabilities	2,419	2,591
Provisions	1,552	1,925
of which expected credit losses on off-balance sheet credit exposure	217	257
Restructuring liabilities	122	19
Liabilities held for separate accounts	64	98
Interest and fees payable	3,839	3,969
Current tax liabilities	537	685
Deferred tax liabilities	1,378	754
Failed sales	1,471	1,736
Defined benefit pension and post-retirement plan liabilities	269	353
Other	3,928	4,443
of which digital asset safeguarding liabilities	102	–
Other liabilities	18,200	22,644

Premises, equipment and right-of-use assets
Premises, equipment and right-of-use assets
end of	2022	2021
Premises and equipment (CHF million)
Buildings and improvements	859	1,107
Land	215	241
Leasehold improvements	1,601	1,722
Software	8,809	8,146
Equipment	1,831	1,806
Premises and equipment	13,315	13,022
Accumulated depreciation	(8,717)	(8,129)
Total premises and equipment, net	4,598	4,893
Right-of-use assets (CHF million)
Right-of-use assets-operating leases	2,331	2,412
Total premises and equipment, net and right-of-use assets	6,929	7,305

Depreciation and impairment
Depreciation, amortization and impairment
in	2022	2021	2020
CHF million
Depreciation on premises and equipment	1,129	1,020	964
Impairment on premises and equipment	265	21	10
Amortization and impairment on right-of-use assets	304	361	331

Bank
Other assets and other liabilities
end of	2022	2021
Other assets (CHF million)
Cash collateral on derivative instruments	7,723	7,659
Cash collateral on non-derivative transactions	647	395
Derivative instruments used for hedging [1]	0	212
Assets held-for-sale	16,112	8,020
of which loans [2]	16,090	7,924
allowance for loans held-for-sale	(101)	(44)
of which real estate [3]	22	94
of which long-lived assets	0	2
Premises and equipment, net and right-of-use assets	5,799	6,140
Assets held for separate accounts	64	98
Interest and fees receivable	2,609	2,934
Deferred tax assets	259	3,666
Prepaid expenses	812	394
of which cloud computing arrangement implementation costs	65	46
Failed purchases	801	1,307
Defined benefit pension and post-retirement plan assets	560	974
Other	6,367	4,916
of which digital asset safeguarding assets	102	–
Other assets	41,753	36,715
1 Amounts shown after counterparty and cash collateral netting.
2 Included as of the end of 2022 and 2021 were CHF 458 million and CHF 391 million, respectively, in restricted loans, which represented collateral on secured borrowings.
3
As of the end of 2022 and 2021, real estate held-for-sale included foreclosed or repossessed real estate of CHF 21 million and CHF 8 million, respectively, of which CHF 21 million and CHF 8 million, respectively, were related to residential real estate.

end of	2022	2021
Other liabilities (CHF million)
Cash collateral on derivative instruments	2,079	5,533
Cash collateral on non-derivative transactions	431	528
Derivative instruments used for hedging [1]	154	10
Operating leases liabilities	1,749	1,861
Provisions	1,494	1,912
of which expected credit losses on off-balance sheet credit exposures	217	257
Restructuring liabilities	114	19
Liabilities held for separate accounts	64	98
Interest and fees payable	3,779	3,930
Current tax liabilities	524	671
Deferred tax liabilities	670	122
Failed sales	1,471	1,736
Defined benefit pension and post-retirement plan liabilities	258	343
Other	4,039	4,546
of which digital asset safeguarding liabilities	102	–
Other liabilities	16,826	21,309

Premises, equipment and right-of-use assets
Premises, equipment and right-of-use assets
end of	2022	2021
Premises and equipment (CHF million)
Buildings and improvements	839	1,084
Land	215	241
Leasehold improvements	1,438	1,578
Software	8,261	7,660
Equipment	990	1,004
Premises and equipment	11,743	11,567
Accumulated depreciation	(7,637)	(7,143)
Total premises and equipment, net	4,106	4,424
Right-of-use assets (CHF million)
Right-of-use assets	1,693	1,716
Total premises and equipment, net and right-of-use assets	5,799	6,140

Depreciation and impairment
Depreciation, amortization and impairment
end of	2022	2021	2020
CHF million
Depreciation on premises and equipment	997	903	860
Impairment on premises and equipment	250	20	10
Amortization and impairment on right-of-use assets	256	313	284